Property and Equipment, Net	6 Months Ended
Mar. 31, 2024
Property And Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 8 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of the following:

		As of
	Useful life	March 31, 2024	September 30, 2023
		(Unaudited)
Buildings	20 years	$7,381,524	$7,304,936
Machinery and equipment	5-10 years	1,946,788	1,896,976
Automobiles	3-5 years	74,476	73,703
Office and electric equipment	3-5 years	480,015	474,830
Subtotal		9,882,803	9,750,445
Less: accumulated depreciation		(6,359,806)	(6,050,480)
Property and equipment, net		$3,522,997	$3,699,965

Depreciation expense was $246,365 and $255,203 for the six months ended March 31, 2024 and 2023, respectively. Income from disposal of fixed assets amounted to nil and $115 for the six months ended March 31, 2024 and 2023, respectively.